Operating costs and expenses (exclusive of depreciation and amortization) (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating costs and expenses (exclusive of depreciation and amortization)
Personnel expenses	₽ (4,183,569)	₽ (2,579,958)	₽ (2,234,309)
Marketing expenses	(2,113,439)	(1,105,247)	(1,046,678)
Subcontractor and other costs related to provision of services	(430,276)	(194,644)	(186,337)
Office rent and maintenance	(306,116)	(176,672)	(206,501)
Professional services	(470,918)	(335,681)	(347,963)
Insurance Services.	169,537	181,047	111,251
Hosting and other website maintenance	(81,471)	(46,325)	(40,421)
Other operating expenses	(193,889)	(71,726)	(126,803)
Operating costs and expenses (exclusive of depreciation and amortization)	(7,949,215)	(4,691,300)	(4,300,263)
Contributions to state pension funds	₽ 602,977	₽ 375,977	₽ 291,211